LEASES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Leases
Schedule of lease cost

	Three Months Ended September 30, 2025	Nine Months Ended September 30, 2025
Operating lease cost	$137,000	$412,000

	Three Months Ended September 30, 2024	Nine Months Ended September 30, 2024
Operating lease cost	$162,000	$486,000
Less: Sublease income	(25,000)	(75,000)
Total	$137,000	$411,000

	December 31,
	2024	2023
Operating lease costs	$649,000	$623,000
Less: Sublease income	(91,000)	(84,000)
Total	$558,000	$539,000

Summary of leases by balance sheet category

	December 31, 2024	December 31, 2023
Operating right-of-use assets	$567,000	$1,133,000
Operating lease liability – current	581,000	619,000
Operating lease liability – non-current	50,000	631,000

Summary of other information related to leases

December 31, 2024
Cash paid for amounts included in the measurement of lease liabilities:	-
Operating cash flows related to operating leases	$702,000
Right-of-use assets obtained in exchange for new operating lease liabilities	-
Weighted-average remaining lease term – operating leases	1.1 years
Weighted-average discount rate – operating leases	8%

Schedule of non cancellable operating leases

2025	$609,000
2026	51,000
Total lease payments	660,000
Less interest	(29,000)
Present value of lease liabilities	$631,000